Provisions	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory

Note 18

Provisions and contingent liabilities
a) Provisions
The table below presents an overview of total provisions

and contingent liabilities.

USD m 31.12.24 31.12.23
1
Provisions related to expected credit losses (IFRS 9, Financial Instruments )
2
320 350
Provisions related to Credit Suisse loan commitments (IFRS

3,
Business Combinations )
3
997 1,924
Provisions related to litigation, regulatory and similar matters

(IAS 37,
Provisions, Contingent Liabilities and Contingent Assets ) 3,602 4,020
Acquisition-related contingent liabilities relating to litigation,

regulatory and similar matters (IFRS 3,
Business Combinations )
3
2,122 3,993
Restructuring, real-estate and other provisions (IAS 37,

Provisions, Contingent Liabilities and Contingent Assets
) 1,368 2,123
Total provisions and contingent liabilities 8,409 12,412
1 Comparative-period information has

been revised. Refer to

Note 2 for more

information.

2 Refer to Note

10 for more information.

3 Refer to Note

2 for more information

about the acquisition of

the Credit
Suisse Group.
The

table

below

presents

additional

information

for

provisions

under

IAS 37,
Provisions,

Contingent

Liabilities

and
Contingent Assets .

USD m
Litigation,
regulatory and
similar matters
1
Restructuring
2
Real estate
3
Other
4
Total 2024
Balance at the beginning of the year 4,020 741 259 1,123 6,144
Increase in provisions recognized in the income statement 321 1,008 20 159 1,508
Release of provisions recognized in the income statement (97) (234) (5) (880) (1,217)
Reclassifications 1,594
5
0 0 0 1,594
Provisions used in conformity with designated purpose (2,129)
5
(704) (18) (52) (2,903)
Foreign currency translation and other movements (108) 1 (16) (34) (157)
Balance at the end of the year 3,602 813 240 315 4,969
1 Consists of provisions for losses resulting from legal, liability and compliance risks.

2 Consists of USD
383 m of provisions for onerous contracts related to real estate as of 31 December 2024 (31 December 2023:
USD 448 m), USD 334
m of

personnel-related restructuring

provisions as

of 31

December 2024

(31 December

2023: USD
294
m) and

onerous contracts

related to

technology.

3 Mainly includes

provisions for
reinstatement costs with respect to leased properties.

4 Mainly includes provisions related to employee benefits,

VAT and operational

risks.

5 Includes reclassifications from IFRS 3 contingent

liabilities to IAS 37
provisions, including the funding

by UBS of the offer

made in June 2024

by the Credit Suisse supply

chain finance funds to redeem

all of their outstanding units.

As a result of the

offer, UBS reclassified

USD
944 m
from IFRS 3 acquisition-related contingent liabilities to IAS 37 provisions related to litigation, regulatory and similar matters, as the probability of an outflow of resources increased, bringing the total IAS 37 provision for this matter to USD 1,421
m, with no impact on

the income statement. The

provision has been used

to recognize the funding obligation,

which was accounted for

as a derivative liability

with a fair value

of USD
1,421 m. Post the expiry of the offer, USD 92
m was reclassified from derivative liabilities back into IAS 37 provisions in relation to investors who did not accept the redemption offer.
Restructuring provisions

are generally

recognized as

a consequence

of management

agreeing to

materially change

the
scope of the

business or the

manner in which

it is conducted,

including changes in

management structures. Restructuring
provisions relate to

onerous contracts for

property and personnel-related

provisions. Onerous

contracts for property

are
recognized

when

UBS

is

committed

to

pay

for

non-lease

components,

such

as

utilities,

service

charges,

taxes

and
maintenance,

when

a

property

is

vacated

or

not

fully

recovered

from

sub-tenants.

Personnel-related

restructuring
provisions are

generally used

within a

short period

of time.

The level

of personnel-related

provisions can

change when
natural

staff

attrition

reduces

the

number

of

people

affected

by

a

restructuring

event,

and

therefore

results

in

lower
estimated costs.
Other provisions mainly include

provisions related to onerous

contracts,

employee benefits and operational

risks.

Onerous
contracts are

recognized for

certain contractual

arrangements where

the costs

exceed the

economic benefits

expected
to be received.
Information about provisions

and contingent liabilities

in respect of

litigation, regulatory

and similar matters,

as a class,
is included in Note 18b. There are no material contingent

liabilities associated with the other classes of provisions.